UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3759

Variable Insurance Products Fund IV

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Consumer Discretionary Portfolio

September 30, 2018

VCI-QTLY-1118
1.807732.114

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
Air Freight & Logistics - 0.1%
Air Freight & Logistics - 0.1%
XPO Logistics, Inc. (a)	2,000	$228,340
Auto Components - 0.3%
Auto Parts & Equipment - 0.3%
Aptiv PLC	4,200	352,380
Lear Corp.	1,900	275,500
Tenneco, Inc.	200	8,428
		636,308
Automobiles - 2.0%
Automobile Manufacturers - 2.0%
Ferrari NV (b)	2,800	383,348
General Motors Co.	35,800	1,205,386
Tesla, Inc. (a)	8,900	2,356,453
Thor Industries, Inc.	7,900	661,230
		4,606,417
Beverages - 0.7%
Distillers & Vintners - 0.5%
Constellation Brands, Inc. Class A (sub. vtg.)	5,700	1,229,034
Soft Drinks - 0.2%
Monster Beverage Corp. (a)	6,690	389,893

TOTAL BEVERAGES		1,618,927

Building Products - 0.1%
Building Products - 0.1%
Masco Corp.	7,000	256,200
Chemicals - 0.1%
Specialty Chemicals - 0.1%
Sherwin-Williams Co.	400	182,084
Commercial Services & Supplies - 0.1%
Diversified Support Services - 0.1%
Copart, Inc. (a)	6,300	324,639
Distributors - 0.6%
Distributors - 0.6%
LKQ Corp. (a)	30,300	959,601
Pool Corp.	1,900	317,072
		1,276,673
Diversified Consumer Services - 1.1%
Education Services - 0.6%
Adtalem Global Education, Inc. (a)	5,000	241,000
Grand Canyon Education, Inc. (a)	7,700	868,560
New Oriental Education & Technology Group, Inc. sponsored ADR	4,300	318,243
		1,427,803
Specialized Consumer Services - 0.5%
Service Corp. International	2,300	101,660
ServiceMaster Global Holdings, Inc. (a)	3,200	198,496
Weight Watchers International, Inc. (a)	10,000	719,900
		1,020,056

TOTAL DIVERSIFIED CONSUMER SERVICES		2,447,859

Electronic Equipment & Components - 0.1%
Electronic Equipment & Instruments - 0.1%
ADT, Inc. (b)	16,700	156,813
Food & Staples Retailing - 1.0%
Food Distributors - 0.6%
Performance Food Group Co. (a)	41,000	1,365,300
Hypermarkets & Super Centers - 0.4%
BJ's Wholesale Club Holdings, Inc.	20,700	554,346
Costco Wholesale Corp.	400	93,952
Walmart, Inc.	4,100	385,031
		1,033,329

TOTAL FOOD & STAPLES RETAILING		2,398,629

Health Care Providers & Services - 0.0%
Health Care Services - 0.0%
National Vision Holdings, Inc.	1,900	85,766
Hotels, Restaurants & Leisure - 21.5%
Casinos & Gaming - 3.1%
Boyd Gaming Corp.	11,000	372,350
Caesars Entertainment Corp. (a)	48,400	496,100
Churchill Downs, Inc.	900	249,930
Eldorado Resorts, Inc. (a)	27,624	1,342,526
Las Vegas Sands Corp.	40,259	2,388,566
Melco Crown Entertainment Ltd. sponsored ADR	4,991	105,560
MGM Mirage, Inc.	42,600	1,188,966
Penn National Gaming, Inc. (a)	16,245	534,785
PlayAGS, Inc. (a)	4,000	117,880
Wynn Resorts Ltd.	1,465	186,143
		6,982,806
Hotels, Resorts & Cruise Lines - 8.1%
Accor SA	2,800	143,757
Bluegreen Vacations Corp.	14,000	250,460
Carnival Corp.	29,200	1,862,084
Hilton Grand Vacations, Inc. (a)	25,783	853,417
Hilton Worldwide Holdings, Inc.	43,500	3,513,930
Hyatt Hotels Corp. Class A	6,220	495,050
Marriott International, Inc. Class A	28,500	3,762,855
Marriott Vacations Worldwide Corp.	12,400	1,385,700
Royal Caribbean Cruises Ltd.	33,400	4,339,996
Wyndham Destinations, Inc.	20,400	884,544
Wyndham Hotels & Resorts, Inc.	21,100	1,172,527
		18,664,320
Leisure Facilities - 1.3%
Cedar Fair LP (depositary unit)	4,964	258,525
Drive Shack, Inc. (a)	40,500	241,380
Planet Fitness, Inc. (a)	19,300	1,042,779
Vail Resorts, Inc.	5,480	1,503,822
		3,046,506
Restaurants - 9.0%
ARAMARK Holdings Corp.	25,000	1,075,500
Chipotle Mexican Grill, Inc. (a)	1,011	459,520
Compass Group PLC	6,000	133,416
Darden Restaurants, Inc.	7,900	878,401
Del Frisco's Restaurant Group, Inc. (a)	10,900	90,470
Dine Brands Global, Inc.	1,731	140,748
Domino's Pizza, Inc.	3,900	1,149,720
Dunkin' Brands Group, Inc.	9,916	731,008
Jack in the Box, Inc.	2,900	243,107
McDonald's Corp.	49,900	8,347,771
Restaurant Brands International, Inc.	17,900	1,059,878
Ruth's Hospitality Group, Inc.	4,100	129,355
Shake Shack, Inc. Class A (a)	1,500	94,515
Starbucks Corp.	65,770	3,738,367
Texas Roadhouse, Inc. Class A	5,000	346,450
U.S. Foods Holding Corp. (a)	31,513	971,231
Wendy's Co.	15,200	260,528
Wingstop, Inc.	2,488	169,856
Yum! Brands, Inc.	6,400	581,824
		20,601,665

TOTAL HOTELS, RESTAURANTS & LEISURE		49,295,297

Household Durables - 2.5%
Home Furnishings - 0.3%
Mohawk Industries, Inc. (a)	3,100	543,585
Homebuilding - 2.1%
Cavco Industries, Inc. (a)	1,800	455,400
D.R. Horton, Inc.	38,300	1,615,494
Lennar Corp.:
Class A	25,000	1,167,250
Class B	228	8,778
LGI Homes, Inc. (a)(b)	1,800	85,392
New Home Co. LLC (a)	7,200	58,032
NVR, Inc. (a)	420	1,037,736
Taylor Morrison Home Corp. (a)	5,500	99,220
TRI Pointe Homes, Inc. (a)	23,300	288,920
		4,816,222
Household Appliances - 0.1%
Techtronic Industries Co. Ltd.	43,908	280,442

TOTAL HOUSEHOLD DURABLES		5,640,249

Household Products - 0.0%
Household Products - 0.0%
Energizer Holdings, Inc.	100	5,865
Internet & Direct Marketing Retail - 28.4%
Internet & Direct Marketing Retail - 28.4%
Amazon.com, Inc. (a)	24,347	48,767,039
Boohoo.Com PLC (a)	30,000	91,577
Liberty Interactive Corp. QVC Group Series A (a)	40,250	893,953
Netflix, Inc. (a)	25,100	9,390,663
Start Today Co. Ltd.	1,900	57,525
The Booking Holdings, Inc. (a)	2,900	5,753,600
Wayfair LLC Class A (a)	1,437	212,202
Zalando SE (a)	1,000	38,907
		65,205,466
Internet Software & Services - 0.7%
Internet Software & Services - 0.7%
2U, Inc. (a)	6,205	466,554
Alphabet, Inc. Class A (a)	900	1,086,372
Farfetch Ltd. Class A	1,700	46,291
MINDBODY, Inc. (a)	1,600	65,040
SurveyMonkey	500	8,015
		1,672,272
IT Services - 0.4%
Data Processing & Outsourced Services - 0.4%
Adyen BV (c)	147	119,984
Global Payments, Inc.	2,400	305,760
PayPal Holdings, Inc. (a)	6,100	535,824
		961,568
Leisure Products - 0.5%
Leisure Products - 0.5%
Mattel, Inc. (b)	68,196	1,070,677
Media - 9.8%
Advertising - 0.0%
Interpublic Group of Companies, Inc.	2,700	61,749
Broadcasting - 0.1%
CBS Corp. Class B	4,400	252,780
Cable & Satellite - 5.4%
Charter Communications, Inc. Class A (a)	17,877	5,825,757
Comcast Corp. Class A	170,080	6,022,533
Naspers Ltd. Class N	1,840	397,067
		12,245,357
Movies & Entertainment - 4.3%
Cinemark Holdings, Inc.	21,000	844,200
Liberty Media Corp. Liberty Formula One Group Series C (a)	4,500	167,355
Lions Gate Entertainment Corp. Class B	700	16,310
Live Nation Entertainment, Inc. (a)	8,100	441,207
The Walt Disney Co.	71,767	8,392,433
		9,861,505

TOTAL MEDIA		22,421,391

Multiline Retail - 4.1%
Department Stores - 0.4%
Future Retail Ltd.	19,224	123,587
Macy's, Inc.	24,707	858,074
		981,661
General Merchandise Stores - 3.7%
B&M European Value Retail S.A.	40,070	202,015
Dollar General Corp.	27,700	3,027,610
Dollar Tree, Inc. (a)	53,500	4,362,925
Ollie's Bargain Outlet Holdings, Inc. (a)	4,900	470,890
Target Corp.	4,100	361,661
		8,425,101

TOTAL MULTILINE RETAIL		9,406,762

Personal Products - 0.0%
Personal Products - 0.0%
Estee Lauder Companies, Inc. Class A	700	101,724
Real Estate Management & Development - 0.1%
Real Estate Services - 0.1%
Redfin Corp. (a)(b)	7,500	140,250
Software - 0.2%
Application Software - 0.1%
Adobe Systems, Inc. (a)	600	161,970
Home Entertainment Software - 0.1%
Activision Blizzard, Inc.	2,700	224,613

TOTAL SOFTWARE		386,583

Specialty Retail - 19.1%
Apparel Retail - 5.8%
Burlington Stores, Inc. (a)	24,700	4,024,124
Inditex SA	5,672	171,360
Ross Stores, Inc.	37,382	3,704,556
The Children's Place Retail Stores, Inc.	3,400	434,520
TJX Companies, Inc.	43,817	4,908,380
		13,242,940
Automotive Retail - 2.2%
AutoZone, Inc. (a)	2,300	1,784,110
Monro, Inc.	4,710	327,816
O'Reilly Automotive, Inc. (a)	8,273	2,873,378
		4,985,304
Computer & Electronics Retail - 0.1%
Best Buy Co., Inc.	4,300	341,248
Home Improvement Retail - 10.3%
Floor & Decor Holdings, Inc. Class A (a)	9,200	277,564
Home Depot, Inc.	78,100	16,178,415
Lowe's Companies, Inc.	62,500	7,176,250
		23,632,229
Specialty Stores - 0.7%
Five Below, Inc. (a)	300	39,018
Tiffany & Co., Inc.	3,600	464,292
Ulta Beauty, Inc. (a)	4,100	1,156,692
		1,660,002

TOTAL SPECIALTY RETAIL		43,861,723

Technology Hardware, Storage & Peripherals - 0.2%
Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc.	2,100	474,054
Textiles, Apparel & Luxury Goods - 5.6%
Apparel, Accessories & Luxury Goods - 3.1%
adidas AG	1,921	470,387
Canada Goose Holdings, Inc. (a)	2,800	180,358
Carter's, Inc.	5,300	522,580
G-III Apparel Group Ltd. (a)	4,700	226,493
Kering SA	768	411,692
lululemon athletica, Inc. (a)	1,800	292,482
LVMH Moet Hennessy - Louis Vuitton SA	1,854	655,150
Michael Kors Holdings Ltd. (a)	4,000	274,240
Prada SpA	36,300	173,887
PVH Corp.	20,500	2,960,200
Swatch Group AG (Bearer)	320	127,263
Tapestry, Inc.	8,800	442,376
VF Corp.	3,000	280,350
		7,017,458
Footwear - 2.5%
NIKE, Inc. Class B	66,970	5,673,698
Wolverine World Wide, Inc.	3,000	117,150
		5,790,848
Textiles - 0.0%
Arco Platform Ltd. Class A	1,800	41,040

TOTAL TEXTILES, APPAREL & LUXURY GOODS		12,849,346

Tobacco - 0.1%
Tobacco - 0.1%
Philip Morris International, Inc.	4,300	350,622
TOTAL COMMON STOCKS
(Cost $157,526,848)		228,062,504

Money Market Funds - 1.4%
Fidelity Cash Central Fund, 2.11% (d)	1,529,106	1,529,411
Fidelity Securities Lending Cash Central Fund 2.11% (d)(e)	1,640,507	1,640,671
TOTAL MONEY MARKET FUNDS
(Cost $3,170,082)		3,170,082
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $160,696,930)		231,232,586
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(1,838,340)
NET ASSETS - 100%		$229,394,246

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $119,984 or 0.1% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$28,113
Fidelity Securities Lending Cash Central Fund	14,709
Total	$42,822

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$228,062,504	$227,235,994	$826,510	$--
Money Market Funds	3,170,082	3,170,082	--	--
Total Investments in Securities:	$231,232,586	$230,406,076	$826,510	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Consumer Staples Portfolio

September 30, 2018

VCSP-QTLY-1118
1.856924.111

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
Beverages - 27.0%
Brewers - 0.9%
Beijing Yanjing Brewery Co. Ltd. Class A	1,419,979	$1,362,333
China Resources Beer Holdings Co. Ltd.	18,666	74,990
Molson Coors Brewing Co. Class B	7,400	455,100
		1,892,423
Distillers & Vintners - 2.4%
Constellation Brands, Inc. Class A (sub. vtg.)	18,200	3,924,284
Kweichow Moutai Co. Ltd. (A Shares)	1,850	196,612
Pernod Ricard SA	6,400	1,049,961
		5,170,857
Soft Drinks - 23.7%
Coca-Cola Bottling Co. Consolidated	10,930	1,992,320
Coca-Cola European Partners PLC	80,400	3,655,788
Coca-Cola FEMSA S.A.B. de CV sponsored ADR	9,400	575,656
Coca-Cola West Co. Ltd.	41,750	1,117,057
Fever-Tree Drinks PLC	263	12,368
Keurig Dr. Pepper, Inc.	95,800	2,219,686
Monster Beverage Corp. (a)	134,900	7,861,972
PepsiCo, Inc.	109,106	12,198,051
The Coca-Cola Co.	474,138	21,900,431
		51,533,329

TOTAL BEVERAGES		58,596,609

Food & Staples Retailing - 10.2%
Drug Retail - 2.2%
Rite Aid Corp. (a)(b)	181,900	232,832
Walgreens Boots Alliance, Inc.	62,900	4,585,410
		4,818,242
Food Distributors - 1.6%
Sysco Corp.	46,200	3,384,150
United Natural Foods, Inc. (a)	2,100	62,895
		3,447,045
Food Retail - 1.2%
Kroger Co.	48,652	1,416,260
Sprouts Farmers Market LLC (a)	41,100	1,126,551
		2,542,811
Hypermarkets & Super Centers - 5.2%
BJ's Wholesale Club Holdings, Inc.	2,900	77,662
Costco Wholesale Corp.	34,000	7,985,920
Walmart, Inc.	34,104	3,202,707
		11,266,289

TOTAL FOOD & STAPLES RETAILING		22,074,387

Food Products - 19.8%
Agricultural Products - 1.6%
Bunge Ltd.	25,600	1,758,976
Darling International, Inc. (a)	61,900	1,195,908
Ingredion, Inc.	5,900	619,264
		3,574,148
Packaged Foods & Meats - 18.2%
ConAgra Foods, Inc.	77,500	2,632,675
Danone SA	46,056	3,579,251
Hostess Brands, Inc. Class A (a)	9,400	104,058
JBS SA	668,500	1,552,669
Kellogg Co.	44,700	3,129,894
Mondelez International, Inc.	182,600	7,844,496
Nomad Foods Ltd. (a)	30,400	615,904
Post Holdings, Inc. (a)	9,900	970,596
The Hain Celestial Group, Inc. (a)	43,380	1,176,466
The Hershey Co.	17,900	1,825,800
The J.M. Smucker Co.	33,300	3,416,913
The Kraft Heinz Co.	98,600	5,433,846
The Simply Good Foods Co. (a)	184,700	3,592,415
TreeHouse Foods, Inc. (a)	76,900	3,679,665
		39,554,648

TOTAL FOOD PRODUCTS		43,128,796

Health Care Providers & Services - 0.9%
Health Care Services - 0.9%
CVS Health Corp.	25,439	2,002,558
Hotels, Restaurants & Leisure - 0.8%
Restaurants - 0.8%
Compass Group PLC	6,795	151,094
U.S. Foods Holding Corp. (a)	54,700	1,685,854
		1,836,948
Household Durables - 0.1%
Housewares & Specialties - 0.1%
Newell Brands, Inc.	10,572	214,612
Household Products - 15.9%
Household Products - 15.9%
Colgate-Palmolive Co.	51,490	3,447,256
Essity AB Class B	47,300	1,188,966
Procter & Gamble Co.	242,507	20,183,858
Reckitt Benckiser Group PLC	11,076	1,011,793
Spectrum Brands Holdings, Inc.	115,500	8,630,160
		34,462,033
Multiline Retail - 0.7%
General Merchandise Stores - 0.7%
Dollar Tree, Inc. (a)	18,900	1,541,295
Personal Products - 10.6%
Personal Products - 10.6%
Avon Products, Inc. (a)	1,173,615	2,581,953
Coty, Inc. Class A (b)	990,148	12,436,259
Estee Lauder Companies, Inc. Class A	13,600	1,976,352
Herbalife Nutrition Ltd. (a)	8,000	436,400
Ontex Group NV	25,100	534,762
Unilever NV (Certificaten Van Aandelen) (Bearer)	91,986	5,116,706
		23,082,432
Tobacco - 12.7%
Tobacco - 12.7%
Altria Group, Inc.	141,496	8,533,624
British American Tobacco PLC sponsored ADR	83,896	3,912,070
Philip Morris International, Inc.	185,334	15,112,134
		27,557,828
TOTAL COMMON STOCKS
(Cost $189,891,550)		214,497,498

Convertible Preferred Stocks - 0.8%
Internet & Direct Marketing Retail - 0.8%
Internet & Direct Marketing Retail - 0.8%
The Honest Co., Inc.:
Series D (a)(c)(d)	32,783	642,704
Series E (c)(d)	51,008	1,000,002
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $2,499,988)		1,642,706

Money Market Funds - 0.4%
Fidelity Securities Lending Cash Central Fund 2.11% (e)(f)
(Cost $856,278)	856,192	856,278
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $193,247,816)		216,996,482
NET OTHER ASSETS (LIABILITIES) - 0.1%		240,383
NET ASSETS - 100%		$217,236,865

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,642,706 or 0.8% of net assets.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
The Honest Co., Inc. Series D	8/3/15	$1,499,986
The Honest Co., Inc. Series E	9/28/17	$1,000,002

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,027
Fidelity Securities Lending Cash Central Fund	22,348
Total	$25,375

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$214,497,498	$204,789,748	$9,707,750	$--
Convertible Preferred Stocks	1,642,706	--	--	1,642,706
Money Market Funds	856,278	856,278	--	--
Total Investments in Securities:	$216,996,482	$205,646,026	$9,707,750	$1,642,706

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Energy Portfolio

September 30, 2018

VNR-QTLY-1118
1.807722.114

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
Chemicals - 0.8%
Commodity Chemicals - 0.8%
LG Chemical Ltd.	1,027	$338,267
LyondellBasell Industries NV Class A	21,600	2,214,216
		2,552,483
Energy Equipment & Services - 9.5%
Oil & Gas Drilling - 1.9%
AKITA Drilling Ltd. Class A (non-vtg.)	88,085	402,355
Nabors Industries Ltd.	230,812	1,421,802
Odfjell Drilling Ltd.	190,750	843,741
Precision Drilling Corp. (a)	305,000	1,053,149
Shelf Drilling Ltd. (a)(b)	218,933	1,627,455
Trinidad Drilling Ltd. (a)	287,900	412,352
		5,760,854
Oil & Gas Equipment & Services - 7.6%
Baker Hughes, a GE Co. Class A	293,800	9,939,254
Halliburton Co.	148,800	6,030,864
Liberty Oilfield Services, Inc. Class A (c)	66,400	1,432,248
NCS Multistage Holdings, Inc. (a)	38,400	633,984
RigNet, Inc. (a)	86,200	1,754,170
Schlumberger Ltd.	56,509	3,442,528
Smart Sand, Inc. (a)(c)	35,500	145,905
		23,378,953

TOTAL ENERGY EQUIPMENT & SERVICES		29,139,807

Gas Utilities - 0.2%
Gas Utilities - 0.2%
Indraprastha Gas Ltd.	136,847	458,516
Machinery - 0.5%
Industrial Machinery - 0.5%
Cactus, Inc. (a)	18,600	712,008
Gardner Denver Holdings, Inc. (a)	24,500	694,330
ProPetro Holding Corp. (a)	12,900	212,721
		1,619,059
Oil, Gas & Consumable Fuels - 88.5%
Coal & Consumable Fuels - 0.2%
Peabody Energy Corp.	19,400	691,416
Integrated Oil & Gas - 17.7%
Cenovus Energy, Inc. (Canada)	5,800	58,240
Chevron Corp.	212,431	25,976,062
Exxon Mobil Corp.	121,148	10,300,003
Occidental Petroleum Corp.	133,500	10,969,695
Suncor Energy, Inc.	179,400	6,941,828
		54,245,828
Oil & Gas Exploration & Production - 49.5%
Aker Bp ASA	16,500	700,243
Anadarko Petroleum Corp.	179,534	12,102,387
Berry Petroleum Corp.	108,500	1,911,770
Cabot Oil & Gas Corp.	271,500	6,114,180
Centennial Resource Development, Inc. Class A (a)	120,500	2,632,925
Concho Resources, Inc. (a)	43,524	6,648,291
ConocoPhillips Co.	53,000	4,102,200
Continental Resources, Inc. (a)	137,000	9,354,360
Denbury Resources, Inc. (a)	173,185	1,073,747
Devon Energy Corp.	208,100	8,311,514
Diamondback Energy, Inc.	91,200	12,329,328
Encana Corp.	676,400	8,865,755
Energen Corp. (a)	10,400	896,168
Enerplus Corp.	12,700	156,718
EOG Resources, Inc.	178,842	22,814,874
Extraction Oil & Gas, Inc. (a)	129,601	1,463,195
Gran Tierra Energy, Inc. (U.S.) (a)	348,700	1,332,034
Hess Corp.	77,400	5,540,292
Kosmos Energy Ltd. (a)	52,009	486,284
Magnolia Oil & Gas Corp.	137,000	2,056,370
Magnolia Oil & Gas Corp. Class A (a)	165,100	2,478,151
Noble Energy, Inc.	120,400	3,755,276
Northern Oil & Gas, Inc. (a)	88,800	355,200
Parex Resources, Inc. (a)	200,400	3,405,551
Parsley Energy, Inc. Class A (a)	211,130	6,175,553
PDC Energy, Inc. (a)	55,234	2,704,257
Pioneer Natural Resources Co.	59,965	10,445,303
Ring Energy, Inc. (a)	60,100	595,591
Viper Energy Partners LP	152,600	6,424,460
W&T Offshore, Inc. (a)	58,800	566,832
Whiting Petroleum Corp. (a)	90,100	4,778,904
WPX Energy, Inc. (a)	72,900	1,466,748
		152,044,461
Oil & Gas Refining & Marketing - 17.5%
Andeavor	40,100	6,155,350
Delek U.S. Holdings, Inc.	303,077	12,859,557
HollyFrontier Corp.	37,300	2,607,270
Marathon Petroleum Corp.	58,000	4,638,260
Phillips 66 Co.	109,762	12,372,373
Reliance Industries Ltd.	80,758	1,401,042
Valero Energy Corp.	119,900	13,638,625
		53,672,477
Oil & Gas Storage & Transport - 3.6%
Cheniere Energy, Inc. (a)	61,800	4,294,482
Delek Logistics Partners LP	8,600	292,400
Enterprise Products Partners LP	51,500	1,479,595
Euronav NV	152,847	1,329,769
Golar LNG Ltd.	54,200	1,506,760
Noble Midstream Partners LP (a)(d)	14,739	521,908
Teekay LNG Partners LP	13,000	217,100
The Williams Companies, Inc.	52,500	1,427,475
		11,069,489

TOTAL OIL, GAS & CONSUMABLE FUELS		271,723,671

Semiconductors & Semiconductor Equipment - 0.0%
Semiconductor Equipment - 0.0%
SolarEdge Technologies, Inc. (a)	2,800	105,420
TOTAL COMMON STOCKS
(Cost $234,235,325)		305,598,956

Money Market Funds - 1.0%
Fidelity Cash Central Fund, 2.11% (e)	1,385,726	1,386,003
Fidelity Securities Lending Cash Central Fund 2.11% (e)(f)	1,605,970	1,606,131
TOTAL MONEY MARKET FUNDS
(Cost $2,992,134)		2,992,134
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $237,227,459)		308,591,090
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(1,570,319)
NET ASSETS - 100%		$307,020,771

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,627,455 or 0.5% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $521,908 or 0.2% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Noble Midstream Partners LP	6/21/17	$596,193

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$31,620
Fidelity Securities Lending Cash Central Fund	15,370
Total	$46,990

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Financial Services Portfolio

September 30, 2018

VFS-QTLY-1118
1.807734.114

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
Banks - 33.8%
Diversified Banks - 17.1%
Bank of America Corp.	401,746	$11,835,437
Citigroup, Inc.	170,089	12,202,184
JPMorgan Chase & Co.	49,154	5,546,537
Wells Fargo & Co.	98,596	5,182,206
		34,766,364
Regional Banks - 16.7%
Bank of the Ozarks, Inc.	46,300	1,757,548
CoBiz, Inc.	64,956	1,438,126
East West Bancorp, Inc.	29,300	1,768,841
First Citizen Bancshares, Inc.	2,900	1,311,612
First Hawaiian, Inc.	45,500	1,235,780
First Horizon National Corp.	215,600	3,721,256
Huntington Bancshares, Inc.	456,670	6,813,516
M&T Bank Corp.	29,300	4,821,022
PNC Financial Services Group, Inc.	53,300	7,258,927
Popular, Inc.	37,869	1,940,786
Signature Bank	13,700	1,573,308
Wintrust Financial Corp.	2,384	202,497
		33,843,219

TOTAL BANKS		68,609,583

Capital Markets - 21.4%
Asset Management & Custody Banks - 6.5%
Apollo Global Management LLC Class A	53,200	1,838,060
Bank of New York Mellon Corp.	123,800	6,312,562
Northern Trust Corp.	38,050	3,886,047
Oaktree Capital Group LLC Class A	27,716	1,147,442
		13,184,111
Financial Exchanges & Data - 3.1%
Cboe Global Markets, Inc.	66,227	6,355,143
Investment Banking & Brokerage - 11.8%
E*TRADE Financial Corp. (a)	99,100	5,191,849
Goldman Sachs Group, Inc.	26,470	5,935,633
Hamilton Lane, Inc. Class A	33,400	1,478,952
Investment Technology Group, Inc.	61,946	1,341,750
PJT Partners, Inc.	19,500	1,020,825
TD Ameritrade Holding Corp.	150,400	7,945,632
Virtu Financial, Inc. Class A	50,100	1,024,545
		23,939,186

TOTAL CAPITAL MARKETS		43,478,440

Consumer Finance - 9.7%
Consumer Finance - 9.7%
Capital One Financial Corp.	83,735	7,948,964
OneMain Holdings, Inc. (a)	85,100	2,860,211
SLM Corp. (a)	433,300	4,831,295
Synchrony Financial	129,300	4,018,644
		19,659,114
Diversified Financial Services - 2.9%
Multi-Sector Holdings - 2.9%
Berkshire Hathaway, Inc. Class B (a)	27,368	5,859,762
Insurance - 23.4%
Life & Health Insurance - 5.3%
MetLife, Inc.	130,300	6,087,616
Torchmark Corp.	54,490	4,723,738
		10,811,354
Multi-Line Insurance - 7.7%
American International Group, Inc.	153,800	8,188,312
Hartford Financial Services Group, Inc.	146,500	7,319,140
		15,507,452
Property & Casualty Insurance - 7.9%
Aspen Insurance Holdings Ltd.	6,000	250,800
Axis Capital Holdings Ltd.	26,200	1,512,002
Beazley PLC	154,600	1,150,597
FNF Group	92,370	3,634,760
Hiscox Ltd.	67,700	1,451,551
RSA Insurance Group PLC	153,600	1,151,163
The Travelers Companies, Inc.	53,312	6,915,100
		16,065,973
Reinsurance - 2.5%
Reinsurance Group of America, Inc.	35,400	5,117,424

TOTAL INSURANCE		47,502,203

IT Services - 0.7%
Data Processing & Outsourced Services - 0.7%
Visa, Inc. Class A	9,240	1,386,832
Mortgage Real Estate Investment Trusts - 2.3%
Mortgage REITs - 2.3%
AGNC Investment Corp.	121,700	2,267,271
MFA Financial, Inc.	338,800	2,490,180
		4,757,451
Professional Services - 1.1%
Research & Consulting Services - 1.1%
Equifax, Inc.	17,100	2,232,747
Software - 0.7%
Application Software - 0.7%
Black Knight, Inc. (a)	28,499	1,480,523
Thrifts & Mortgage Finance - 2.3%
Thrifts & Mortgage Finance - 2.3%
Essent Group Ltd. (a)	38,200	1,690,350
MGIC Investment Corp. (a)	175,500	2,335,905
Radian Group, Inc.	30,100	622,167
		4,648,422
TOTAL COMMON STOCKS
(Cost $166,005,236)		199,615,077

Money Market Funds - 2.1%
Fidelity Cash Central Fund, 2.11% (b)
(Cost $4,353,895)	4,353,024	4,353,895
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $170,359,131)		203,968,972
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(813,620)
NET ASSETS - 100%		$203,155,352

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$50,759
Fidelity Securities Lending Cash Central Fund	856
Total	$51,615

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Health Care Portfolio

September 30, 2018

VHC-QTLY-1118
1.807727.114

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
Biotechnology - 22.1%
Biotechnology - 22.1%
Abeona Therapeutics, Inc. (a)(b)	200,000	$2,560,000
AC Immune SA (a)	119,033	952,264
Acceleron Pharma, Inc. (a)	88,000	5,036,240
Acorda Therapeutics, Inc. (a)	130,000	2,554,500
Alexion Pharmaceuticals, Inc. (a)	160,000	22,241,600
Alnylam Pharmaceuticals, Inc. (a)	65,500	5,732,560
Amgen, Inc.	140,000	29,020,600
AnaptysBio, Inc. (a)	53,800	5,367,626
Argenx SE ADR (a)	72,000	5,460,480
Array BioPharma, Inc. (a)	250,000	3,800,000
Ascendis Pharma A/S sponsored ADR (a)	80,000	5,668,800
Atara Biotherapeutics, Inc. (a)	120,000	4,962,000
BeiGene Ltd. ADR (a)	55,400	9,540,988
Biogen, Inc. (a)	16,000	5,652,960
bluebird bio, Inc. (a)	32,763	4,783,398
Blueprint Medicines Corp. (a)	95,800	7,478,148
Cellectis SA sponsored ADR (a)(b)	92,260	2,603,577
CytomX Therapeutics, Inc. (a)	68,800	1,272,800
FibroGen, Inc. (a)	50,000	3,037,500
GlycoMimetics, Inc. (a)	130,000	1,872,000
Insmed, Inc. (a)	300,000	6,066,000
Intercept Pharmaceuticals, Inc. (a)	44,192	5,584,101
La Jolla Pharmaceutical Co. (a)	60,000	1,207,800
Neurocrine Biosciences, Inc. (a)	126,000	15,491,700
Sage Therapeutics, Inc. (a)	2,900	409,625
Sarepta Therapeutics, Inc.(a)	170,000	27,456,700
Scholar Rock Holding Corp. (b)	6,500	167,375
uniQure B.V. (a)	66,000	2,401,740
Vertex Pharmaceuticals, Inc. (a)	100,000	19,274,000
Viking Therapeutics, Inc. (a)(b)	140,000	2,438,800
Xencor, Inc. (a)	130,000	5,066,100
		215,161,982
Diversified Consumer Services - 0.2%
Specialized Consumer Services - 0.2%
Carriage Services, Inc.	80,759	1,740,356
Diversified Financial Services - 0.0%
Other Diversified Financial Services - 0.0%
Allakos, Inc. (a)	7,700	346,423
Health Care Equipment & Supplies - 30.5%
Health Care Equipment - 29.3%
Atricure, Inc. (a)	180,000	6,305,400
Baxter International, Inc.	292,300	22,533,407
Becton, Dickinson & Co.	269,000	70,209,000
Boston Scientific Corp. (a)	1,750,000	67,375,000
Danaher Corp.	50,000	5,433,000
DexCom, Inc. (a)	16,000	2,288,640
Fisher & Paykel Healthcare Corp.	200,000	1,995,179
Insulet Corp. (a)	124,000	13,137,800
Integra LifeSciences Holdings Corp. (a)	200,000	13,174,000
Intuitive Surgical, Inc. (a)	39,000	22,386,000
Masimo Corp. (a)	50,600	6,301,724
Penumbra, Inc. (a)	74,000	11,077,800
Stryker Corp.	128,000	22,743,040
Teleflex, Inc.	29,000	7,716,610
Wright Medical Group NV (a)	421,200	12,223,224
		284,899,824
Health Care Supplies - 1.2%
Align Technology, Inc. (a)	29,000	11,345,380

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		296,245,204

Health Care Providers & Services - 27.0%
Health Care Distributors & Services - 2.6%
Amplifon SpA	100,000	2,222,250
EBOS Group Ltd.	350,000	5,210,664
Henry Schein, Inc. (a)	208,000	17,686,240
		25,119,154
Health Care Facilities - 3.6%
HCA Holdings, Inc.	254,000	35,336,480
Health Care Services - 1.2%
G1 Therapeutics, Inc. (a)	100,000	5,229,000
Premier, Inc. (a)	80,000	3,662,400
United Drug PLC (United Kingdom)	330,000	2,926,980
		11,818,380
Managed Health Care - 19.6%
Centene Corp. (a)	79,000	11,437,620
Cigna Corp.	110,000	22,907,500
Humana, Inc.	130,000	44,007,600
Molina Healthcare, Inc. (a)	36,000	5,353,200
Notre Dame Intermedica Participacoes SA	580,000	3,787,151
UnitedHealth Group, Inc.	350,000	93,114,000
Wellcare Health Plans, Inc. (a)	30,000	9,614,700
		190,221,771

TOTAL HEALTH CARE PROVIDERS & SERVICES		262,495,785

Health Care Technology - 1.1%
Health Care Technology - 1.1%
Castlight Health, Inc. (a)	104,900	283,230
Castlight Health, Inc. Class B (a)	68,926	186,100
Teladoc Health, Inc. (a)(b)	112,000	9,671,200
		10,140,530
Internet Software & Services - 0.8%
Internet Software & Services - 0.8%
Benefitfocus, Inc. (a)(b)	198,800	8,041,460
Life Sciences Tools & Services - 1.1%
Life Sciences Tools & Services - 1.1%
Lonza Group AG	21,000	7,168,331
Morphosys AG (a)	33,000	3,528,779
		10,697,110
Pharmaceuticals - 14.5%
Pharmaceuticals - 14.5%
Allergan PLC	22,000	4,190,560
Amneal Pharmaceuticals, Inc. (a)	140,000	3,106,600
Amneal Pharmaceuticals, Inc. (c)	178,378	3,958,208
AstraZeneca PLC (United Kingdom)	430,000	33,515,958
Dechra Pharmaceuticals PLC	263,398	7,477,356
Eli Lilly & Co.	120,000	12,877,200
Indivior PLC (a)	720,000	1,728,152
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	500,000	4,622,317
Mylan NV (a)	180,000	6,588,000
MyoKardia, Inc. (a)	38,900	2,536,280
Nektar Therapeutics (a)	190,000	11,582,400
Perrigo Co. PLC	218,000	15,434,400
Recordati SpA	70,000	2,369,935
Roche Holding AG (participation certificate)	72,000	17,410,712
RPI International Holdings LP (a)(c)(d)	21,133	3,118,597
The Medicines Company (a)(b)	124,000	3,708,840
Theravance Biopharma, Inc. (a)(b)	155,000	5,063,850
Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	760,000	2,007,090
		141,296,455
TOTAL COMMON STOCKS
(Cost $630,075,716)		946,165,305

Convertible Preferred Stocks - 0.8%
Biotechnology - 0.2%
Biotechnology - 0.2%
BioNTech AG Series A (c)(d)	6,948	2,047,882
Generation Bio Series B (c)(d)	14,000	128,040
		2,175,922
Health Care Providers & Services - 0.3%
Health Care Services - 0.3%
1Life Healthcare, Inc. Series G (a)(c)(d)	181,172	2,251,968
Pharmaceuticals - 0.1%
Pharmaceuticals - 0.1%
Harmony Biosciences II, Inc. Series A (c)(d)	1,195,827	1,195,827
Software - 0.2%
Application Software - 0.2%
Outset Medical, Inc.:
Series C(a)(c)(d)	308,701	960,060
Series D(c)(d)	321,544	1,000,002
		1,960,062
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $5,838,703)		7,583,779

Money Market Funds - 3.9%
Fidelity Cash Central Fund, 2.11% (e)	20,485,149	20,489,246
Fidelity Securities Lending Cash Central Fund 2.11% (e)(f)	18,040,420	18,042,224
TOTAL MONEY MARKET FUNDS
(Cost $38,531,470)		38,531,470
TOTAL INVESTMENT IN SECURITIES - 102.0%
(Cost $674,445,889)		992,280,554
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(19,615,648)
NET ASSETS - 100%		$972,664,906

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $14,660,584 or 1.5% of net assets.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
1Life Healthcare, Inc. Series G	4/10/14	$1,193,163
Amneal Pharmaceuticals, Inc.	5/4/18	$3,255,399
BioNTech AG Series A	12/29/17	$1,521,672
Generation Bio Series B	2/21/18	$128,040
Harmony Biosciences II, Inc. Series A	9/22/17	$1,195,827
Outset Medical, Inc. Series C	4/19/17	$799,999
Outset Medical, Inc. Series D	8/20/18	$1,000,002
RPI International Holdings LP	5/21/15 - 3/23/16	$2,801,500

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$155,938
Fidelity Securities Lending Cash Central Fund	217,367
Total	$373,305

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$946,165,305	$892,120,038	$50,926,670	$3,118,597
Convertible Preferred Stocks	7,583,779	--	--	7,583,779
Money Market Funds	38,531,470	38,531,470	--	--
Total Investments in Securities:	$992,280,554	$930,651,508	$50,926,670	$10,702,376

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$7,640,027
Total Realized Gain (Loss)	--
Total Unrealized Gain (Loss)	1,934,307
Cost of Purchases	1,128,042
Proceeds of Sales	--
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	--
Ending Balance	$10,702,376
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2018	$1,934,307

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equites	$10,702,376	Market comparable	Transaction price	$1.00 - $294.74 / $179.72	Increase
		Market approach	Transaction price	$3.11 - $147.57 / $67.43	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Industrials Portfolio

September 30, 2018

VCY-QTLY-1118
1.807737.114

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
Aerospace & Defense - 27.7%
Aerospace & Defense - 27.7%
Bombardier, Inc. Class B (sub. vtg.) (a)	733,200	$2,611,172
General Dynamics Corp.	37,100	7,595,112
Huntington Ingalls Industries, Inc.	15,600	3,994,848
Moog, Inc. Class A	21,600	1,856,952
Northrop Grumman Corp.	34,300	10,885,791
Raytheon Co.	13,700	2,831,242
Spirit AeroSystems Holdings, Inc. Class A	25,600	2,346,752
Teledyne Technologies, Inc. (a)	4,678	1,153,969
Textron, Inc.	17,100	1,222,137
The Boeing Co.	21,200	7,884,280
TransDigm Group, Inc.	4,600	1,712,580
United Technologies Corp.	95,323	13,327,110
		57,421,945
Air Freight & Logistics - 3.9%
Air Freight & Logistics - 3.9%
C.H. Robinson Worldwide, Inc.	5,300	518,976
FedEx Corp.	20,700	4,984,353
XPO Logistics, Inc. (a)	22,800	2,603,076
		8,106,405
Airlines - 3.1%
Airlines - 3.1%
Southwest Airlines Co.	69,500	4,340,275
Spirit Airlines, Inc. (a)	46,300	2,174,711
		6,514,986
Building Products - 2.3%
Building Products - 2.3%
A.O. Smith Corp.	25,784	1,376,092
Jeld-Wen Holding, Inc. (a)	24,900	614,034
Lennox International, Inc.	6,700	1,463,280
Masco Corp.	34,800	1,273,680
		4,727,086
Commercial Services & Supplies - 3.2%
Diversified Support Services - 1.5%
Cintas Corp.	15,400	3,046,274
Environmental & Facility Services - 1.7%
Waste Connection, Inc. (United States)	44,700	3,565,719

TOTAL COMMERCIAL SERVICES & SUPPLIES		6,611,993

Construction & Engineering - 4.5%
Construction & Engineering - 4.5%
Fluor Corp.	54,000	3,137,400
Jacobs Engineering Group, Inc.	55,500	4,245,750
KBR, Inc.	87,800	1,855,214
		9,238,364
Electrical Equipment - 7.6%
Electrical Components & Equipment - 7.1%
Acuity Brands, Inc.	9,100	1,430,520
AMETEK, Inc.	28,700	2,270,744
Emerson Electric Co.	67,400	5,161,492
Fortive Corp. (b)	69,792	5,876,486
		14,739,242
Heavy Electrical Equipment - 0.5%
Melrose Industries PLC	358,036	932,862

TOTAL ELECTRICAL EQUIPMENT		15,672,104

Industrial Conglomerates - 11.4%
Industrial Conglomerates - 11.4%
General Electric Co.	722,346	8,155,286
Honeywell International, Inc.	72,227	12,018,573
ITT, Inc.	57,000	3,491,820
		23,665,679
Machinery - 21.5%
Agricultural & Farm Machinery - 1.7%
Deere & Co.	23,700	3,562,821
Construction Machinery & Heavy Trucks - 7.6%
Allison Transmission Holdings, Inc.	93,100	4,842,131
Caterpillar, Inc.	45,600	6,953,544
Cummins, Inc.	3,500	511,245
PACCAR, Inc.	31,300	2,134,347
WABCO Holdings, Inc. (a)	11,700	1,379,898
		15,821,165
Industrial Machinery - 12.2%
Flowserve Corp.	18,500	1,011,765
Gardner Denver Holdings, Inc. (a)	128,200	3,633,188
IDEX Corp.	9,340	1,407,164
Illinois Tool Works, Inc.	700	98,784
Ingersoll-Rand PLC	102,900	10,526,670
Lincoln Electric Holdings, Inc.	12,940	1,209,114
Parker Hannifin Corp.	13,900	2,556,627
Snap-On, Inc.	25,700	4,718,520
		25,161,832

TOTAL MACHINERY		44,545,818

Professional Services - 2.7%
Research & Consulting Services - 2.7%
IHS Markit Ltd. (a)	63,710	3,437,792
Nielsen Holdings PLC	74,200	2,052,372
		5,490,164
Road & Rail - 9.7%
Railroads - 8.2%
Kansas City Southern	15,100	1,710,528
Norfolk Southern Corp.	24,000	4,332,000
Union Pacific Corp.	67,000	10,909,610
		16,952,138
Trucking - 1.5%
J.B. Hunt Transport Services, Inc.	9,746	1,159,189
Knight-Swift Transportation Holdings, Inc. Class A	59,500	2,051,560
		3,210,749

TOTAL ROAD & RAIL		20,162,887

Trading Companies & Distributors - 1.4%
Trading Companies & Distributors - 1.4%
Bunzl PLC	33,000	1,037,884
HD Supply Holdings, Inc. (a)	15,200	650,408
Univar, Inc. (a)	41,000	1,257,060
		2,945,352
TOTAL COMMON STOCKS
(Cost $151,536,703)		205,102,783

Money Market Funds - 4.4%
Fidelity Cash Central Fund, 2.11% (c)	3,039,721	3,040,329
Fidelity Securities Lending Cash Central Fund 2.11% (c)(d)	6,028,447	6,029,050
TOTAL MONEY MARKET FUNDS
(Cost $9,069,379)		9,069,379
TOTAL INVESTMENT IN SECURITIES - 103.4%
(Cost $160,606,082)		214,172,162
NET OTHER ASSETS (LIABILITIES) - (3.4)%		(7,060,371)
NET ASSETS - 100%		$207,111,791

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$19,573
Fidelity Securities Lending Cash Central Fund	5,657
Total	$25,230

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Materials Portfolio

September 30, 2018

VMATP-QTLY-1118
1.856922.111

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
Chemicals - 75.9%
Commodity Chemicals - 16.7%
Cabot Corp.	6,600	$413,952
Ciner Resources LP	7,200	195,696
LyondellBasell Industries NV Class A	46,916	4,809,359
Olin Corp.	77,506	1,990,354
Orion Engineered Carbons SA	19,100	613,110
Tronox Ltd. Class A	72,791	869,852
Westlake Chemical Corp.	28,500	2,368,635
		11,260,958
Diversified Chemicals - 33.2%
Ashland Global Holdings, Inc.	5,100	427,686
DowDuPont, Inc.	252,497	16,238,084
Eastman Chemical Co.	11,735	1,123,274
Ingevity Corp. (a)	4,100	417,708
The Chemours Co. LLC	104,393	4,117,260
		22,324,012
Fertilizers & Agricultural Chemicals - 3.6%
FMC Corp.	16,300	1,421,034
The Mosaic Co.	31,326	1,017,468
		2,438,502
Industrial Gases - 9.4%
Air Products & Chemicals, Inc.	16,500	2,756,325
Linde AG	15,100	3,571,239
		6,327,564
Specialty Chemicals - 13.0%
Axalta Coating Systems Ltd. (a)	42,500	1,239,300
Celanese Corp. Class A	13,000	1,482,000
Covestro AG (b)	3,400	275,777
International Flavors & Fragrances, Inc.	700	97,384
Platform Specialty Products Corp. (a)	199,700	2,490,259
Sherwin-Williams Co.	6,900	3,140,949
		8,725,669

TOTAL CHEMICALS		51,076,705

Construction Materials - 3.8%
Construction Materials - 3.8%
CRH PLC sponsored ADR	11,100	363,192
Martin Marietta Materials, Inc.	11,200	2,037,840
Summit Materials, Inc.	9,373	170,401
		2,571,433
Containers & Packaging - 6.6%
Metal & Glass Containers - 2.7%
Aptargroup, Inc.	5,400	581,796
Berry Global Group, Inc. (a)	6,700	324,213
Crown Holdings, Inc. (a)	18,400	883,200
		1,789,209
Paper Packaging - 3.9%
Avery Dennison Corp.	4,100	444,235
Packaging Corp. of America	9,700	1,063,993
WestRock Co.	21,272	1,136,776
		2,645,004

TOTAL CONTAINERS & PACKAGING		4,434,213

Metals & Mining - 9.1%
Copper - 1.6%
Antofagasta PLC	13,800	153,788
First Quantum Minerals Ltd.	41,400	471,485
Freeport-McMoRan, Inc.	33,500	466,320
		1,091,593
Diversified Metals & Mining - 1.2%
Alcoa Corp. (a)	15,100	610,040
Elkem ASA (a)	33,953	169,645
		779,685
Gold - 2.5%
Newmont Mining Corp.	42,400	1,280,480
Royal Gold, Inc.	5,600	431,536
		1,712,016
Steel - 3.8%
AK Steel Holding Corp. (a)	27,800	136,220
Commercial Metals Co.	42,000	861,840
Ryerson Holding Corp. (a)	24,010	271,313
Steel Dynamics, Inc.	28,500	1,287,915
		2,557,288

TOTAL METALS & MINING		6,140,582

Oil, Gas & Consumable Fuels - 0.1%
Oil & Gas Refining & Marketing - 0.1%
S-Oil Corp.	800	98,767
Trading Companies & Distributors - 1.8%
Trading Companies & Distributors - 1.8%
Univar, Inc. (a)	39,100	1,198,806
TOTAL COMMON STOCKS
(Cost $56,814,173)		65,520,506

Nonconvertible Preferred Stocks - 2.2%
Chemicals - 2.2%
Commodity Chemicals - 2.2%
Braskem SA (PN-A)
(Cost $1,525,961)	100,200	1,449,948
TOTAL INVESTMENT IN SECURITIES - 99.5%
(Cost $58,340,134)		66,970,454
NET OTHER ASSETS (LIABILITIES) - 0.5%		370,214
NET ASSETS - 100%		$67,340,668

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $275,777 or 0.4% of net assets.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$7,760
Fidelity Securities Lending Cash Central Fund	100
Total	$7,860

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Real Estate Portfolio

September 30, 2018

VIPRE-QTLY-1118
1.808791.114

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
Equity Real Estate Investment Trusts (REITs) - 96.3%
REITs - Apartments - 17.0%
AvalonBay Communities, Inc.	129,242	$23,412,188
Equity Residential (SBI)	289,370	19,173,656
Essex Property Trust, Inc.	65,448	16,146,676
UDR, Inc.	205,600	8,312,408
		67,044,928
REITs - Diversified - 9.8%
Clipper Realty, Inc.	72,000	974,160
Digital Realty Trust, Inc.	29,000	3,261,920
Duke Realty Corp.	433,700	12,304,069
Equinix, Inc.	27,800	12,034,342
Vornado Realty Trust	35,900	2,620,700
Washington REIT (SBI)	246,400	7,552,160
		38,747,351
REITs - Health Care - 9.3%
Healthcare Realty Trust, Inc.	270,500	7,914,830
Ventas, Inc.	307,610	16,727,832
Welltower, Inc.	186,128	11,971,753
		36,614,415
REITs - Hotels - 7.3%
Braemar Hotels & Resorts, Inc.	170,100	2,002,077
DiamondRock Hospitality Co.	607,500	7,089,525
Host Hotels & Resorts, Inc.	485,378	10,241,476
Sunstone Hotel Investors, Inc.	569,900	9,323,564
		28,656,642
REITs - Management/Investment - 1.3%
American Tower Corp.	14,900	2,164,970
Retail Properties America, Inc.	238,200	2,903,658
		5,068,628
REITs - Manufactured Homes - 2.9%
Equity Lifestyle Properties, Inc.	120,010	11,574,965
REITs - Office Property - 15.2%
Boston Properties, Inc.	177,777	21,882,571
Corporate Office Properties Trust (SBI)	251,300	7,496,279
Douglas Emmett, Inc.	186,500	7,034,780
Highwoods Properties, Inc. (SBI)	184,900	8,738,374
SL Green Realty Corp.	149,500	14,580,735
		59,732,739
REITs - Regional Malls - 9.5%
Simon Property Group, Inc.	183,299	32,398,097
Taubman Centers, Inc.	83,300	4,983,839
		37,381,936
REITs - Shopping Centers - 6.3%
Acadia Realty Trust (SBI)	255,800	7,170,074
Cedar Realty Trust, Inc.	595,391	2,774,522
DDR Corp.	337,900	4,524,481
Urban Edge Properties	466,905	10,309,262
		24,778,339
REITs - Storage - 7.5%
Extra Space Storage, Inc.	31,000	2,685,840
Public Storage	133,255	26,868,206
		29,554,046
REITs - Warehouse/Industrial - 8.8%
Americold Realty Trust	107,000	2,677,140
Prologis, Inc.	417,954	28,333,102
Rexford Industrial Realty, Inc.	112,700	3,601,892
		34,612,134
Residential REITs - 1.4%
Invitation Homes, Inc.	236,400	5,415,924

TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		379,182,047

Hotels, Restaurants & Leisure - 1.2%
Hotels, Resorts & Cruise Lines - 1.2%
Hilton Grand Vacations, Inc. (a)	67,000	2,217,700
Hilton Worldwide Holdings, Inc.	30,900	2,496,102
		4,713,802
Real Estate Management & Development - 0.7%
Real Estate Development - 0.7%
Howard Hughes Corp. (a)	23,100	2,869,482
TOTAL COMMON STOCKS
(Cost $302,776,433)		386,765,331

Money Market Funds - 2.1%
Fidelity Cash Central Fund, 2.11% (b)
(Cost $8,021,791)	8,020,187	8,021,791
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $310,798,224)		394,787,122
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(1,041,542)
NET ASSETS - 100%		$393,745,580

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$60,948
Fidelity Securities Lending Cash Central Fund	159
Total	$61,107

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Technology Portfolio

September 30, 2018

VTC-QTLY-1118
1.807723.114

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
Automobiles - 1.0%
Automobile Manufacturers - 1.0%
Tesla, Inc. (a)(b)	32,400	$8,578,548
Communications Equipment - 0.2%
Communications Equipment - 0.2%
CommScope Holding Co., Inc. (a)	53,900	1,657,964
Consumer Finance - 0.0%
Consumer Finance - 0.0%
51 Credit Card, Inc.	254,000	194,028
Diversified Financial Services - 0.1%
Other Diversified Financial Services - 0.1%
Jianpu Technology, Inc. ADR (a)(b)	218,100	1,066,509
Electronic Equipment & Components - 4.9%
Electronic Components - 1.8%
LG Innotek Co. Ltd.	51,515	6,058,240
Murata Manufacturing Co. Ltd.	30,500	4,688,281
Samsung Electro-Mechanics Co. Ltd.	32,159	4,028,279
Taiyo Yuden Co. Ltd. (b)	30,300	681,097
		15,455,897
Electronic Equipment & Instruments - 1.8%
Chroma ATE, Inc.	603,415	2,901,034
Hitachi High-Technologies Corp.	60,700	2,091,538
Trimble, Inc. (a)	253,770	11,028,844
		16,021,416
Technology Distributors - 1.3%
Dell Technologies, Inc. (a)	116,100	11,275,632

TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		42,752,945

Equity Real Estate Investment Trusts (REITs) - 0.4%
Diversified REITs - 0.4%
Ant International Co. Ltd. Class C (c)(d)	567,730	3,184,965
Health Care Equipment & Supplies - 0.0%
Health Care Equipment - 0.0%
China Medical Technologies, Inc. sponsored ADR (a)(d)	300	0
Internet & Direct Marketing Retail - 2.5%
Internet & Direct Marketing Retail - 2.5%
Amazon.com, Inc. (a)	4,100	8,212,300
Meituan Dianping Class B	802,634	6,343,991
Netflix, Inc. (a)	19,600	7,332,948
		21,889,239
Internet Software & Services - 10.4%
Internet Software & Services - 10.4%
Alibaba Group Holding Ltd. sponsored ADR (a)	16,200	2,669,112
Alphabet, Inc.:
Class A (a)	21,900	26,435,052
Class C (a)	22,161	26,448,489
Apptio, Inc. Class A (a)	500	18,480
Facebook, Inc. Class A (a)	156,189	25,686,843
GoDaddy, Inc.(a)	48,300	4,027,737
MongoDB, Inc. Class A	10,800	880,740
Nutanix, Inc. Class B (a)(e)	6,397	273,280
Okta, Inc. (a)	20,100	1,414,236
Xunlei Ltd. sponsored ADR (a)	295,207	2,143,203
		89,997,172
IT Services - 8.1%
Data Processing & Outsourced Services - 7.5%
Adyen BV (e)	400	326,487
FleetCor Technologies, Inc. (a)	32,100	7,313,664
Global Payments, Inc.	21,000	2,675,400
PayPal Holdings, Inc. (a)	281,700	24,744,528
Square, Inc. (a)	213,600	21,148,536
Visa, Inc. Class A	59,000	8,855,310
		65,063,925
IT Consulting & Other Services - 0.6%
China Information Technology, Inc. (a)	42	53
DXC Technology Co.	50,100	4,685,352
		4,685,405

TOTAL IT SERVICES		69,749,330

Life Sciences Tools & Services - 0.0%
Life Sciences Tools & Services - 0.0%
JHL Biotech, Inc. (a)(d)	94,814	153,086
Machinery - 0.7%
Industrial Machinery - 0.7%
Minebea Mitsumi, Inc.	346,948	6,290,379
Professional Services - 0.2%
Human Resource & Employment Services - 0.2%
SMS Co., Ltd.	94,700	1,884,498
Semiconductors & Semiconductor Equipment - 15.7%
Semiconductor Equipment - 1.6%
Entegris, Inc.	55,800	1,615,410
Ferrotec Holdings Corp.	37,156	360,376
Lam Research Corp.	23,000	3,489,100
Screen Holdings Co. Ltd.	30,500	1,782,433
Sino-American Silicon Products, Inc.	2,438,000	6,272,617
STR Holdings, Inc. (a)	433	132
		13,520,068
Semiconductors - 14.1%
Advanced Micro Devices, Inc. (a)	428,900	13,248,721
ams AG	115,060	6,431,824
ChipMOS TECHNOLOGIES, Inc. sponsored ADR (a)	26,964	413,358
Himax Technologies, Inc. sponsored ADR (b)	756,400	4,447,632
International Quantum Epitaxy PLC (a)(b)	226,313	242,028
MACOM Technology Solutions Holdings, Inc. (a)	91,800	1,891,080
Marvell Technology Group Ltd.	684,100	13,203,130
Nanya Technology Corp.	3,988,000	7,603,794
NVIDIA Corp.	192,000	53,955,840
NXP Semiconductors NV	23,600	2,017,800
Qualcomm, Inc.	242,750	17,485,283
Silicon Laboratories, Inc. (a)	19,100	1,753,380
		122,693,870

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		136,213,938

Software - 45.8%
Application Software - 20.4%
Adobe Systems, Inc. (a)	104,100	28,101,795
Atlassian Corp. PLC (a)	13,504	1,298,275
Autodesk, Inc. (a)	137,900	21,527,569
Avalara, Inc. (b)	1,154	40,309
Citrix Systems, Inc. (a)	105,700	11,749,612
Ellie Mae, Inc. (a)	16,600	1,573,182
HubSpot, Inc. (a)	11,700	1,766,115
Intuit, Inc.	41,800	9,505,320
Kingsoft Corp. Ltd.	1,732,000	3,301,007
Parametric Technology Corp. (a)	275,214	29,224,975
Pivotal Software, Inc.	14,600	285,868
Salesforce.com, Inc. (a)	234,800	37,340,244
Splunk, Inc. (a)	21,300	2,575,383
SS&C Technologies Holdings, Inc.	76,700	4,358,861
Ultimate Software Group, Inc. (a)	56,880	18,326,167
Workday, Inc. Class A (a)	23,400	3,415,932
Zendesk, Inc. (a)	40,900	2,903,900
		177,294,514
Home Entertainment Software - 9.3%
Activision Blizzard, Inc.	457,400	38,051,106
Electronic Arts, Inc. (a)	207,300	24,977,577
Nintendo Co. Ltd.	21,400	7,786,035
Nintendo Co. Ltd. ADR	72,600	3,300,759
Take-Two Interactive Software, Inc. (a)	44,700	6,168,153
		80,283,630
Systems Software - 16.1%
Eventbrite, Inc.	1,000	37,970
Microsoft Corp.	1,061,600	121,415,191
Oracle Corp.	90,900	4,686,804
Red Hat, Inc. (a)	58,700	7,999,636
ServiceNow, Inc. (a)	16,300	3,188,769
Tableau Software, Inc. (a)	23,300	2,603,542
Zscaler, Inc. (a)	1,600	65,248
		139,997,160

TOTAL SOFTWARE		397,575,304

Technology Hardware, Storage & Peripherals - 7.0%
Technology Hardware, Storage & Peripherals - 7.0%
Apple, Inc.	267,215	60,321,114
TOTAL COMMON STOCKS
(Cost $614,600,444)		841,509,019

Convertible Preferred Stocks - 0.7%
Food & Staples Retailing - 0.2%
Food Retail - 0.2%
Roofoods Ltd. Series F (a)(c)(d)	4,211	1,570,071
Internet Software & Services - 0.5%
Internet Software & Services - 0.5%
Lyft, Inc. Series I (c)(d)	45,297	2,144,990
Uber Technologies, Inc. Series D, 8.00% (a)(c)(d)	45,124	2,200,697
		4,345,687
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $4,333,887)		5,915,758

Money Market Funds - 3.8%
Fidelity Cash Central Fund, 2.11% (f)	19,738,154	19,742,101
Fidelity Securities Lending Cash Central Fund 2.11% (f)(g)	13,170,593	13,171,910
TOTAL MONEY MARKET FUNDS
(Cost $32,914,011)		32,914,011
TOTAL INVESTMENT IN SECURITIES - 101.5%
(Cost $651,848,342)		880,338,788
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(12,610,768)
NET ASSETS - 100%		$867,728,020

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,100,723 or 1.0% of net assets.

 (d) Level 3 security

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $599,767 or 0.1% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Ant International Co. Ltd. Class C	5/16/18	$3,184,965
Lyft, Inc. Series I	6/27/18	$2,144,990
Roofoods Ltd. Series F	9/12/17	$1,488,886
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$700,011

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$170,691
Fidelity Securities Lending Cash Central Fund	916,455
Total	$1,087,146

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$841,509,019	$824,040,942	$14,130,026	$3,338,051
Convertible Preferred Stocks	5,915,758	--	--	5,915,758
Money Market Funds	32,914,011	32,914,011	--	--
Total Investments in Securities:	$880,338,788	$856,954,953	$14,130,026	$9,253,809

The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$7,550,586
Total Realized Gain (Loss)	--
Total Unrealized Gain (Loss)	(1,051,894)
Cost of Purchases	5,329,955
Proceeds of Sales	(2,769,790)
Amortization/Accretion	--
Transfers in to Level 3	194,952
Transfers out of Level 3	--
Ending Balance	$9,253,809
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2018	$664,287

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Telecommunications Portfolio (To be renamed Communication Services Portfolio effective December 1, 2018)

September 30, 2018

VTELP-QTLY-1118
1.856920.111

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
Communications Equipment - 0.7%
Communications Equipment - 0.7%
Quantenna Communications, Inc. (a)	17,400	$321,030
Diversified Telecommunication Services - 65.1%
Alternative Carriers - 17.5%
CenturyLink, Inc.	42,900	909,480
Cogent Communications Group, Inc.	22,663	1,264,595
Globalstar, Inc. (a)(b)	392,800	199,542
Iliad SA	3,568	466,045
Iridium Communications, Inc. (a)	72,463	1,630,418
ORBCOMM, Inc. (a)	49,031	532,477
Vonage Holdings Corp. (a)	119,400	1,690,704
Zayo Group Holdings, Inc. (a)	40,800	1,416,576
		8,109,837
Integrated Telecommunication Services - 47.6%
AT&T, Inc.	304,218	10,215,639
Atlantic Tele-Network, Inc.	11,800	871,784
Bandwidth, Inc. (a)	3,000	160,710
Cincinnati Bell, Inc. (a)	49,007	781,662
Consolidated Communications Holdings, Inc.	57,747	753,021
Frontier Communications Corp. (b)	53,953	350,155
Masmovil Ibercom SA (a)	4,300	496,256
Verizon Communications, Inc.	158,071	8,439,411
		22,068,638

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		30,178,475

Equity Real Estate Investment Trusts (REITs) - 1.6%
Specialized REITs - 1.6%
American Tower Corp.	3,182	462,345
Equinix, Inc.	600	259,734
		722,079
Internet Software & Services - 0.5%
Internet Software & Services - 0.5%
Gogo, Inc. (a)(b)	47,200	244,968
Media - 12.2%
Cable & Satellite - 12.2%
Altice U.S.A., Inc. Class A	15,545	281,986
Comcast Corp. Class A	42,700	1,512,007
DISH Network Corp. Class A (a)	4,100	146,616
GCI Liberty, Inc. (a)	8,882	452,982
Liberty Broadband Corp. Class A (a)	16,400	1,383,012
Liberty Global PLC Class C (a)	51,100	1,438,976
Liberty Latin America Ltd. (a)	10,736	221,484
Megacable Holdings S.A.B. de CV unit	43,200	222,256
		5,659,319
Software - 2.1%
Home Entertainment Software - 2.1%
Activision Blizzard, Inc.	11,600	965,004
Wireless Telecommunication Services - 17.1%
Wireless Telecommunication Services - 17.1%
Shenandoah Telecommunications Co.	25,874	1,002,618
Sprint Corp. (a)	187,316	1,225,047
T-Mobile U.S., Inc. (a)	53,928	3,784,667
Telephone & Data Systems, Inc.	33,025	1,004,951
U.S. Cellular Corp. (a)	20,800	931,424
		7,948,707
TOTAL COMMON STOCKS
(Cost $39,325,746)		46,039,582

Money Market Funds - 2.6%
Fidelity Cash Central Fund, 2.11% (c)	443,546	443,634
Fidelity Securities Lending Cash Central Fund 2.11% (c)(d)	767,783	767,860
TOTAL MONEY MARKET FUNDS
(Cost $1,211,455)		1,211,494
TOTAL INVESTMENT IN SECURITIES - 101.9%
(Cost $40,537,201)		47,251,076
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(871,575)
NET ASSETS - 100%		$46,379,501

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$37,474
Fidelity Securities Lending Cash Central Fund	3,424
Total	$40,898

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Utilities Portfolio

September 30, 2018

VUT-QTLY-1118
1.807738.114

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
Electric Utilities - 62.8%
Electric Utilities - 62.8%
American Electric Power Co., Inc.	74,700	$5,294,736
Duke Energy Corp.	36,813	2,945,776
Edison International	110,064	7,449,132
El Paso Electric Co.	20,311	1,161,789
Entergy Corp.	67,196	5,451,611
Evergy, Inc.	128,161	7,038,602
Eversource Energy	69,300	4,257,792
Exelon Corp.	215,271	9,398,732
FirstEnergy Corp.	236,932	8,806,762
NextEra Energy, Inc.	70,131	11,753,955
PG&E Corp.	220,176	10,130,298
Pinnacle West Capital Corp.	23,700	1,876,566
PPL Corp.	173,522	5,077,254
Southern Co.	148,500	6,474,600
Vistra Energy Corp. (a)	169,255	4,211,064
		91,328,669
Equity Real Estate Investment Trusts (REITs) - 2.6%
Specialized REITs - 2.6%
InfraReit, Inc.	180,554	3,818,717
Gas Utilities - 2.7%
Gas Utilities - 2.7%
Chesapeake Utilities Corp.	4,210	353,219
South Jersey Industries, Inc.	101,200	3,569,324
		3,922,543
Independent Power and Renewable Electricity Producers - 4.8%
Independent Power Producers & Energy Traders - 2.8%
NRG Energy, Inc.	51,599	1,929,803
NRG Yield, Inc. Class C	57,303	1,103,083
The AES Corp.	73,995	1,035,930
		4,068,816
Renewable Electricity - 2.0%
NextEra Energy Partners LP	59,496	2,885,556

TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		6,954,372

Media - 1.8%
Cable & Satellite - 1.8%
Comcast Corp. Class A	71,936	2,547,254
Multi-Utilities - 24.0%
Multi-Utilities - 24.0%
Avangrid, Inc.	47,603	2,281,612
Dominion Resources, Inc.	135,700	9,536,996
NiSource, Inc.	93,849	2,338,717
Public Service Enterprise Group, Inc.	173,100	9,137,949
SCANA Corp.	121,668	4,731,669
Sempra Energy	60,841	6,920,664
		34,947,607
Oil, Gas & Consumable Fuels - 1.1%
Oil & Gas Storage & Transport - 1.1%
Cheniere Energy, Inc. (a)	23,761	1,651,152
TOTAL COMMON STOCKS
(Cost $122,320,389)		145,170,314

Money Market Funds - 0.6%
Fidelity Cash Central Fund, 2.11% (b)
(Cost $825,253)	825,088	825,253
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $123,145,642)		145,995,567
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(531,340)
NET ASSETS - 100%		$145,464,227

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$25,470
Fidelity Securities Lending Cash Central Fund	2,489
Total	$27,959

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund IV’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund IV

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	November 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	November 28, 2018

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	November 28, 2018